OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension asset	$ 4	$ 4
Non-current receivables from taxes other than income tax	4	0
Other	1	1
Other assets	$ 9	$ 5